UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09813

                                 UMB Scout Funds

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------
                        Date of fiscal year end: June 30
                                                 -------
                  Date of reporting period: September 30, 2008
                                            ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS



UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


        NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

                 COMMON STOCKS - 88.9%
                 CONSUMER DISCRETIONARY - 6.6%
     100,000     Gap, Inc.                                         $  1,778,000
      40,000     McDonald's Corp.                                     2,468,000
      15,000     Nike, Inc.                                           1,003,500
      80,000     TJX Cos., Inc.(1)                                    2,441,600
                                                                   ------------
                                                                      7,691,100
                                                                   ============
                 CONSUMER STAPLES - 15.8%
      30,000     Altria Group, Inc.(1)                                  595,200
      20,000     Anheuser-Busch Cos., Inc.                            1,297,600
      60,000     Avon Products, Inc.                                  2,494,200
      15,000     Coca-Cola Co.                                          793,200
      40,000     General Mills, Inc.                                  2,748,800
      50,000     H.J. Heinz Co.                                       2,498,500
      60,000     McCormick & Company, Inc.                            2,307,000
      30,000     Philip Morris International, Inc.                    1,443,000
      25,000     Procter & Gamble Co.(1)                              1,742,250
      40,000     Wal-Mart Stores, Inc.                                2,395,600
                                                                   ------------
                                                                     18,315,350
                                                                   ============
                 ENERGY - 10.0%
      21,000     Chevron Corp.                                        1,732,080
      10,000     ConocoPhillips                                         732,500
      20,000     Devon Energy Corp.                                   1,824,000
      20,000     Exxon Mobil Corp.                                    1,553,200
      20,000     Occidental Petroleum Corp.                           1,409,000
      15,000     Peabody Energy Corp.                                   675,000
      20,000     Schlumberger Ltd.                                    1,561,800
      12,000     Transocean, Inc.*(1)                                 1,318,080
      25,000     Valero Energy Corp.                                    757,500
                                                                   ------------
                                                                     11,563,160
                                                                   ============
                 FINANCIALS - 12.1%
      40,000     Aflac, Inc.                                          2,350,000
      40,000     AON Corp.                                            1,798,400
         250     Berkshire Hathaway, Inc., CL B*                      1,098,750
      90,000     Charles Schwab Corp.(1)                              2,340,000
      35,000     Chubb Corp.                                          1,921,500
      30,000     Janus Capital Group, Inc.                              728,400
      70,000     Marsh & McLennan Cos., Inc.                          2,223,200
      30,000     T Rowe Price Group, Inc.(1)                          1,611,300
                                                                   ------------
                                                                     14,071,550
                                                                   ============
                 HEALTH CARE - 15.6%
      40,000     Abbott Laboratories                                  2,303,200
      25,000     Aetna, Inc.                                            902,750
      30,000     Baxter International, Inc.                           1,968,900
      15,000     C.R. Bard, Inc.                                      1,423,050
      40,000     Cerner Corp.*(1)                                     1,785,600

UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

      20,000     Covance, Inc.*                                    $  1,768,200
      20,000     Eli Lilly & Co.                                        880,600
      40,000     Genzyme Corp.*                                       3,235,600
      25,000     Gilead Sciences, Inc.*                               1,139,500
      40,000     Johnson & Johnson                                    2,771,200
                                                                   ------------
                                                                     18,178,600
                                                                   ============
                 INDUSTRIALS - 8.1%
      25,000     Emerson Electric Co.                                 1,019,750
      35,000     Fastenal Co.                                         1,728,650
      10,000     General Dynamics Corp.                                 736,200
      20,000     L-3 Communications Holdings, Inc.                    1,966,400
      15,000     Norfolk Southern Corp.                                 993,150
      36,000     Raytheon Co.                                         1,926,360
      15,000     Union Pacific Corp.                                  1,067,400
                                                                   ------------
                                                                      9,437,910
                                                                   ============
                 INFORMATION TECHNOLOGY - 12.2%
      50,000     Cisco Systems, Inc.*                                 1,128,000
      80,000     Dell, Inc.*                                          1,318,400
      23,000     DST Systems, Inc.*(1)                                1,287,770
      50,000     Harris Corp.                                         2,310,000
      60,000     Intel Corp.                                          1,123,800
      19,000     International Business Machines Corp.                2,222,240
      90,000     Microsoft Corp.                                      2,402,100
     115,000     Oracle Corp.*                                        2,335,650
                                                                   ------------
                                                                     14,127,960
                                                                   ============
                 MATERIALS - 3.2%
      60,000     Ecolab, Inc.                                         2,911,200
      20,000     Newmont Mining Corp.                                   775,200
                                                                   ------------
                                                                      3,686,400
                                                                   ============
                 TELECOMMUNICATION SERVICES - 1.2%
      45,000     Verizon Communications, Inc.                         1,444,050
                                                                   ============
                 UTILITIES - 4.1%
      30,000     Alliant Energy Corp.                                   966,300
      50,000     Dominion Resources, Inc.(1)                          2,139,000
      15,000     Exelon Corp.                                           939,300
      15,000     FPL Group, Inc.                                        754,500
                                                                   ------------
                                                                      4,799,100
                                                                   ============
                  TOTAL COMMON STOCKS
                 (COST $99,834,900) - 88.9%                         103,315,180
                                                                   ============
                 SHORT-TERM INVESTMENTS - 14.5%
                 U.S. GOVERNMENT AND AGENCIES
                 Federal Home Loan Bank
 $16,856,000     0.100%, 10/1/2008                                   16,856,000
                                                                   ============

                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $16,856,000) - 14.5%                        16,856,000
                                                                   ============

                 COLLATERAL INVESTMENT FOR
                  SECURITIES ON LOAN
                   (COST $14,198,592) - 12.2%                        14,198,592
                                                                   ============

UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


        NUMBER
 OF SHARES/PRINCIPAL                                                   VALUE
--------------------                                                   -----




                 TOTAL INVESTMENTS
                   (COST $130,889,492) - 115.6%                    $134,369,772

                 Liabilities less other assets - (15.6)%            (18,107,463)
                                                                   ------------
                 TOTAL NET ASSETS - 100.0%                         $116,262,309
                                                                   ============
                 (equivalent to $12.57 per share; unlimited shares of $1.00 par value capital shares authorized; 9,245,635 shares outstanding)

                 *Non-income producing security
                 (1) Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

UMB SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

                 COMMON STOCKS - 91.6%
                 CONSUMER DISCRETIONARY - 15.6%
      3,700      BorgWarner, Inc.                                    $   121,249
     33,200      Burger King Holdings, Inc.                              815,392
     42,400      Family Dollar Stores, Inc.                            1,004,880
     14,200      Garmin Ltd.                                             481,948
     20,800      Jack in the Box, Inc*                                   438,880
      1,400      NVR, Inc.*                                              800,800
      7,200      Panera Bread Co.*                                       366,480
     18,200      PetSmart, Inc.                                          449,722
      9,500      priceline.com, Inc.*                                    650,085
     10,400      Ross Stores, Inc.                                       382,824
     15,000      TJX Cos., Inc.                                          457,800
                                                                     -----------
                                                                       5,970,060
                                                                     ===========
                 CONSUMER STAPLES - 19.1%
     30,400      Campbell Soup Co.                                     1,173,440
     18,400      Clorox Co.                                            1,153,496
     11,800      ConAgra Foods, Inc.                                     229,628
     12,900      General Mills, Inc.                                     886,488
     21,300      H.J. Heinz Co.                                        1,064,361
     68,757      Hansen Natural Corp.*                                 2,079,899
     18,400      McCormick & Co., Inc.                                   707,480
                                                                     -----------
                                                                       7,294,792
                                                                     ===========
                 ENERGY - 7.2%
     10,500      Cabot Oil & Gas Corp.                                   379,470
      5,600      Encore Acquisition Co.*                                 233,968
     15,400      Forest Oil Corp.*                                       763,840
      7,800      Foundation Coal Holdings, Inc.                          277,524
     10,100      McMoRan Exploration Co.*                                238,764
     14,100      Newfield Exploration Co.*                               451,059
      3,600      Pioneer Natural Resources Co.                           188,208
      7,400      Valero Energy Corp.                                     224,220
                                                                     -----------
                                                                       2,757,053
                                                                     ===========
                 FINANCIALS - 15.8%
     47,900      Annaly Capital Management, Inc. REIT                    644,255
     17,900      AON Corp.                                               804,784
     13,700      Arch Capital Group Ltd.*                              1,000,511
     65,600      Axis Capital Holdings Ltd.                            2,080,176
     13,600      Cullen/Frost Bankers, Inc.                              816,000
     15,600      Lincoln National Corp.                                  667,836
                                                                     -----------
                                                                       6,013,562
                                                                     ===========
                 HEALTH CARE - 9.8%
     12,500      C.R. Bard, Inc.                                       1,185,875
     44,400      Coventry Health Care, Inc.*                           1,445,220
     31,000      Gentiva Health Services, Inc.*                          835,140
      6,050      ResMed, Inc.*                                           260,150
                                                                     -----------
                                                                       3,726,385
                                                                     ===========

UMB SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----
                 INDUSTRIALS - 2.7%
      6,400      ITT Corp.                                           $   355,904
     45,300      Southwest Airlines Co.                                  657,303
                                                                     -----------
                                                                       1,013,207
                                                                     ===========
                 INFORMATION TECHNOLOGY - 10.5%
     15,100      Affiliated Computer Services, Inc.*                     764,513
     10,900      Avnet, Inc.*                                            268,467
     11,400      Comtech Telecommunications Corp.*                       561,336
     13,300      Harris Corp.                                            614,460
      6,900      Hewitt Associates, Inc.*                                251,436
     10,900      Juniper Networks, Inc.*                                 229,663
     38,700      SAIC, Inc.*                                             782,901
     28,100      Teradata Corp.*                                         547,950
                                                                     -----------
                                                                       4,020,726
                                                                     ===========
                 MATERIALS - 3.6%
      1,200      Agnico-Eagle Mines Ltd.                                  66,084
      4,500      Intrepid Potash, Inc.*                                  135,630
     47,250      Pactiv Corp.*                                         1,173,218
                                                                     -----------
                                                                       1,374,932
                                                                     ===========
                 MISCELLANEOUS - 1.2%
     14,000      Market Vectors Gold Miners ETF                          473,060
                                                                     ===========
                 UTILITIES - 6.1%
      1,400      Energen Corp.                                            63,392
     32,900      OGE Energy Corp.                                      1,015,952
     26,400      Vectren Corp.                                           735,240
     11,000      Wisconsin Energy Corp.                                  493,900
                                                                     -----------
                                                                       2,308,484
                                                                     ===========
                 TOTAL COMMON STOCKS
                 (COST $36,360,887) - 91.6%                           34,952,261
                                                                     ===========
                 SHORT-TERM INVESTMENTS -7.7%
                 U.S. GOVERNMENT AND AGENCIES
                 Federal Home Loan Bank
$ 2,944,000      0.100%, 10/01/08                                      2,944,000
                                                                     ===========

                 TOTAL SHORT-TERM INVESTMENTS
                 (COST $2,944,000) - 7.7%                              2,944,000
                                                                     ===========
                  TOTAL INVESTMENTS
                 (COST $39,304,887) - 99.3%                           37,896,261

                 Other assets less liabilities - 0.7%                    269,016
                                                                     -----------
                 TOTAL NET ASSETS - 100.0%                           $38,165,277
                                                                     ===========
                 (equivalent to $8.79 per share; unlimited shares of $1.00 par value capital shares authorized; 4,341,627 shares outstanding)

                 ETF - Exchange Traded Fund
                 REIT - Real Estate Investment Trust
                 *Non-income producing security

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

                 COMMON STOCKS - 89.9%
                 CONSUMER DISCRETIONARY - 15.3%
     150,000     Aeropostale, Inc.*                                 $  4,816,500
     105,000     Arbitron, Inc.                                        4,692,450
     120,000     Buffalo Wild Wings, Inc.*                             4,828,800
     175,000     Cato Corp.                                            3,071,250
     200,000     Cheesecake Factory, Inc.*                             2,924,000
     450,000     Collective Brands, Inc.*                              8,239,500
     200,000     Foot Locker, Inc.                                     3,232,000
     200,000     Genesco, Inc.*                                        6,696,000
     225,000     Gymboree Corp.*                                       7,987,500
     140,000     Helen of Troy Ltd.*                                   3,187,800
     125,000     Jack in the Box, Inc.*                                2,637,500
     250,000     Jakks Pacific, Inc.*                                  6,227,500
     260,000     LKQ Corp.*                                            4,412,200
     100,000     Matthews International Corp.                          5,074,000
     300,000     Men's Wearhouse, Inc.                                 6,372,000
     125,000     Movado Group, Inc.                                    2,793,750
      60,000     Panera Bread Co.*                                     3,054,000
     170,000     Phillips-Van Heusen Corp.                             6,444,700
     300,000     RC2 Corp.*                                            6,000,000
                                                                    ------------
                                                                      92,691,450
                                                                    ============
                 CONSUMER STAPLES - 2.9%
      75,000     Boston Beer Co., Inc.*                                3,561,750
     100,000     Casey's General Stores, Inc.                          3,017,000
     135,000     Flowers Foods, Inc.                                   3,963,600
     240,000     Hansen Natural Corp.*                                 7,260,000
                                                                    ------------
                                                                      17,802,350
                                                                    ============
                 ENERGY - 5.7%
     150,000     Arena Resources, Inc.*                                5,827,500
     100,000     Atwood Oceanics, Inc.*                                3,640,000
      70,000     CARBO Ceramics, Inc.                                  3,612,700
     140,000     Encore Acquisition Co.*                               5,849,200
     130,000     Penn Virginia Corp.                                   6,947,200
     200,000     Pioneer Drilling Co.*                                 2,660,000
     120,000     Unit Corp.*                                           5,978,400
                                                                    ------------
                                                                      34,515,000
                                                                    ============
                 FINANCIALS - 7.1%
     120,000     FirstMerit Corp.                                      2,520,000
     157,000     IBERIABANK Corp.                                      8,297,450
      75,000     Navigators Group, Inc.*                               4,350,000
     405,000     NewAlliance Bancshares, Inc.                          6,087,150
     200,000     Old National Bancorp                                  4,004,000
     105,000     Portfolio Recovery Associates, Inc.*                  5,106,150
     145,000     Stifel Financial Corp.*                               7,235,500
      90,000     SVB Financial Group*                                  5,212,800
                                                                    ------------
                                                                      42,813,050
                                                                    ============

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

                 HEALTH CARE - 9.7%
     145,000     Amedisys, Inc.*                                    $  7,057,150
     240,000     Gentiva Health Services, Inc.*                        6,465,600
      75,000     Haemonetics Corp.*                                    4,629,000
     255,000     HealthExtras, Inc.*                                   6,660,600
     240,000     HMS Holdings Corp.*                                   5,750,400
     100,000     Immucor, Inc.*                                        3,196,000
     200,000     IRIS International, Inc.*                             3,580,000
     165,000     Kensey Nash Corp.*                                    5,190,900
     250,000     Meridian Bioscience, Inc.                             7,260,000
     275,000     Natus Medical, Inc.*                                  6,231,500
     200,000     Par Pharmaceutical Cos., Inc.*                        2,458,000
                                                                    ------------
                                                                      58,479,150
                                                                    ============
                 INDUSTRIALS - 22.3%
      60,000     American Science and Engineering, Inc.                3,583,800
      30,000     Ameron International Corp.                            2,149,500
      90,000     Ampco-Pittsburgh Corp.                                2,331,000
     200,000     Apogee Enterprises, Inc.                              3,006,000
     250,000     BE Aerospace, Inc.*                                   3,957,500
      50,000     CIRCOR International, Inc.                            2,171,500
      80,000     Clarcor, Inc.                                         3,036,000
      70,000     Curtiss-Wright Corp.                                  3,181,500
     400,000     EMCOR Group, Inc.*                                   10,528,000
     140,000     Exponent, Inc.*                                       4,632,600
     100,000     Forward Air Corp.                                     2,723,000
      50,000     FTI Consulting, Inc.*                                 3,612,000
     100,000     Genesee & Wyoming, Inc.*                              3,752,000
     200,000     GrafTech International Ltd.*                          3,022,000
     400,000     Heartland Express, Inc.                               6,208,000
     150,000     Herman Miller, Inc.                                   3,670,500
     100,000     Hub Group, Inc.*                                      3,765,000
     129,566     Huron Consulting Group, Inc.*                         7,382,671
      75,000     Kaydon Corp.                                          3,379,500
     200,000     Korn/Ferry International*                             3,564,000
      75,000     Layne Christensen Co.*                                2,657,250
      50,000     Middleby Corp.*                                       2,715,500
     150,000     Old Dominion Freight Line, Inc.*                      4,251,000
     200,000     Quanex Building Products Corp.                        3,048,000
     260,000     Resources Connection, Inc.*                           5,857,800
     300,000     SYKES Enterprises, Inc.*                              6,588,000
     185,000     Team, Inc.*                                           6,682,200
      75,000     Triumph Group, Inc.                                   3,428,250
     185,000     Wabtec Corp.                                          9,477,550
      50,000     Watson Wyatt Worldwide, Inc.                          2,486,500
     150,000     Werner Enterprises, Inc.                              3,256,500
     150,000     Woodward Governor Co.                                 5,290,500
                                                                    ------------
                                                                     135,395,121
                                                                    ============
                 INFORMATION TECHNOLOGY - 18.8%
      85,000     Anixter International, Inc.*                          5,058,350
     175,000     Ansys, Inc.*                                          6,627,250
     350,000     Arris Group, Inc.*                                    2,705,500
     125,000     Cohu, Inc.                                            1,977,500
     125,000     Comtech Telecommunications Corp.*                     6,155,000
     160,000     Digital River, Inc.*                                  5,184,000
     200,000     Electronics for Imaging, Inc.*                        2,786,000
     200,000     Euronet Worldwide, Inc.*                              3,346,000

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

     175,000     FEI Co.*                                           $  4,166,750
     400,000     Interwoven, Inc.*                                     5,648,000
     130,000     j2 Global Communications, Inc.*                       3,035,500
      75,000     Littelfuse, Inc.*                                     2,229,750
     300,000     Macrovision Solution Corp.*                           4,614,000
     100,000     Micros Systems, Inc.*                                 2,666,000
     500,000     Microsemi Corp.*                                     12,740,000
     200,000     Monolithic Power Systems, Inc.*                       3,474,000
     250,000     MSC.Software Corp.*                                   2,675,000
     250,000     Netlogic Microsystems, Inc.*                          7,560,000
     250,000     Pericom Semiconductor Corp.*                          2,625,000
     230,000     Polycom, Inc.*                                        5,319,900
     120,000     Power Integrations, Inc.*                             2,892,000
     125,000     Rofin-Sinar Technologies, Inc.*                       3,826,250
     225,000     Sybase, Inc.*                                         6,889,500
     110,000     Synaptics, Inc.*                                      3,324,200
     300,000     Websense, Inc.*                                       6,705,000
                                                                    ------------
                                                                     114,230,450
                                                                    ============
                 MATERIALS - 6.0%
     150,000     AM Castle & Co.                                       2,592,000
     650,000     Intrepid Potash, Inc.*                               19,591,000
     200,000     Royal Gold, Inc.                                      7,192,000
     250,000     Sensient Technologies Corp.                           7,032,500
                                                                    ------------
                                                                      36,407,500
                                                                    ============
                 MISCELLANEOUS - 2.1%
      90,000     iShares Russell 2000 Index Fund ETF                   6,155,100
     100,000     iShares Russell 2000 Value Index Fund ETF             6,724,000
                                                                    ------------
                                                                      12,879,100
                                                                    ============
                 TOTAL COMMON STOCKS
                 (COST $553,027,527) - 89.9%                         545,213,171
                                                                    ============

                 SHORT-TERM INVESTMENTS - 9.8%
                 U.S. GOVERNMENT AND AGENCIES
                 Federal Home Loan Bank
$ 59,657,000     0.100%, 10/01/08                                     59,657,000
                                                                    ============
                 TOTAL SHORT-TERM INVESTMENTS
                 (COST $59,657,000) - 9.8%                            59,657,000
                                                                    ============

                 TOTAL INVESTMENTS
                 (COST $612,684,527) - 99.7%                         604,870,171

                 Other assets less liabilities - 0.3%                  2,065,913
                                                                    ------------

                 TOTAL NET ASSETS - 100.0%                          $606,936,084
                                                                    ============
                 (equivalent to $14.01 per share; unlimited shares of $1.00 par value capital shares authorized; 43,335,581 shares outstanding)

                 ETF - Exchange Traded Fund
                 *Non-income producing security

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

                  COMMON STOCKS (ADR'S) - 90.8%
                  AUSTRALIA - 4.5%
      2,139,700   Australia and New Zealand
                    Banking Group Ltd. (1)                      $    31,646,163
        781,676   BHP Billiton Ltd. (1)                              40,639,335
      1,745,000   CSL Ltd. (2)                                       52,765,398
        641,067   Woodside Petroleum Ltd. (1)                        25,789,356
                                                                ---------------
                                                                    150,840,252
                                                                ===============
                  AUSTRIA - 1.1%
      1,554,900   Erste Group Bank A.G.                              37,620,961
                                                                ===============

                  BRAZIL - 3.8%
        802,180   Cia de Bebidas das Americas                        43,807,050
        984,010   Cia Vale do Rio Doce                               18,843,791
        886,390   Empresa Brasileira de Aeronautica S.A.             23,941,394
        915,458   Petroleo Brasileiro S.A. (1)                       40,234,379
                                                                ---------------
                                                                    126,826,614
                                                                ===============
                  CANADA - 5.1%
        430,000   EnCana Corp. (1), (2)                              28,263,900
        719,170   Imperial Oil Ltd. (2)                              30,636,642
        203,951   Potash Corp. of Saskatchewan (2)                   26,923,572
        924,900   Royal Bank of Canada (1), (2)                      44,413,698
        677,280   Toronto-Dominion Bank (1), (2)                     41,307,307
                                                                ---------------
                                                                    171,545,119
                                                                ===============
                  CHILE - 0.6%
        834,033   Sociedad Quimica y Minera de Chile S.A. (1)        21,025,972
                                                                ===============

                  DENMARK - 1.8%
      3,269,970   Danske Bank A/S                                    38,398,277
        460,500   Novo Nordisk A/S (1)                               23,577,600
                                                                ---------------
                                                                     61,975,877
                                                                ===============
                  FINLAND - 2.1%
      1,571,178   Nokia OYJ                                          29,302,470
      1,754,965   Sampo OYJ                                          39,840,343
                                                                ---------------
                                                                     69,142,813
                                                                ===============
                  FRANCE - 7.4%
      1,450,942   Air Liquide (1)                                    31,555,377
      1,445,000   AXA S.A. (1)                                       47,193,699
        613,000   Dassault Systems S.A. (2)                          32,773,413
        596,232   Groupe Danone (2)                                  42,198,468
        355,496   LVMH Moet Hennessy
                    Louis Vuitton S.A. (2)                           31,141,380
        510,065   Technip S.A. (1)                                   28,207,207
        584,892   Total S.A. (1)                                     35,491,247
                                                                ---------------
                                                                    248,560,791
                                                                ===============
                  GERMANY - 8.1%
      1,390,965   Adidas A.G.                                        36,897,989
      2,832,090   Allianz S.E. (1)                                   38,827,954
        429,431   Bayer A.G.                                         31,318,188
        837,280   Deutsche Post A.G. (2)                             17,525,133
        783,200   Fresenius Medical Care A.G. & Co. KGaA             40,679,408
        831,100   Henkel A.G. & Co. KGaA                             30,235,834

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

        691,680   SAP A.G. (1)                                  $    36,956,462
        407,235   Siemens A.G. (1)                                   38,235,294
                                                                ---------------
                                                                    270,676,262
                                                                ===============
                  GREECE - 1.2%
      1,890,650   Coca Cola Hellenic Bottling Co., S.A. (2)          41,174,421
                                                                ===============

                  HONG KONG - 1.7%
      3,912,380   CLP Holdings Ltd. (1)                              31,417,585
      9,999,780   Li & Fung Ltd. (2)                                 24,471,282
                                                                ---------------
                                                                     55,888,867
                                                                ===============
                  HUNGARY - 1.4%
      1,084,170   Magyar Telekom Telecommunications
                    PLC (1)                                          25,239,478
        451,180   MOL Hungarian Oil and Gas Rt. (1)                  20,363,648
                                                                ---------------
                                                                     45,603,126
                                                                ===============
                  INDIA - 0.8%
        812,664   Infosys Technologies Ltd. (1)                      27,069,838
                                                                ===============

                  IRELAND - 1.6%
      4,482,623   Anglo Irish Bank Corp. PLC (1)                     24,556,257
      1,240,741   Ryanair Holdings PLC* (1)                          27,829,821
                                                                ---------------
                                                                     52,386,078
                                                                ===============
                  ISRAEL - 1.5%
      1,116,111   Teva Pharmaceutical Industries Ltd. (1)            51,106,723
                                                                ===============

                  ITALY - 2.0%
      1,347,700   Luxottica Group S.p.A. (1)                         30,983,623
      1,180,718   Saipem S.p.A. (2)                                  35,250,212
                                                                ---------------
                                                                     66,233,835
                                                                ===============
                  JAPAN - 9.9%
      1,982,580   Asahi Breweries Ltd. (2)                           34,809,953
      1,238,330   Canon, Inc. (1)                                    46,746,958
        483,630   Fanuc Ltd. (2)                                     36,449,476
          6,826   Japan Tobacco, Inc. (2)                            25,773,821
        504,702   Komatsu Ltd.                                       31,851,390
      2,204,550   Nidec Corp. (1)                                    33,619,388
      1,910,500   NTT DoCoMo, Inc. (1)                               30,376,950
        611,200   Takeda Pharmaceutical Co., Ltd. (2)                30,829,357
      1,192,039   Terumo Corp. (2)                                   62,293,307
                                                                ---------------
                                                                    332,750,600
                                                                ===============
                  LUXEMBOURG - 0.6%
        313,980   Millicom International
                    Cellular S.A. (1), (2)                           21,561,007
                                                                ===============

                  MEXICO - 0.9%
        898,080   Wal-Mart de Mexico S.A.B. de C.V.                  31,305,362
                                                                ===============

                  NETHERLANDS - 1.7%
      3,776,337   Aegon N.V. (1), (2)                                33,156,239
      1,050,000   ING Groep N.V. (1)                                 22,470,000
                                                                ---------------
                                                                     55,626,239
                                                                ===============
                  NORWAY - 0.5%
        536,800   Yara International ASA                             18,431,135
                                                                ===============

                  SINGAPORE - 1.3%
      1,800,140   United Overseas Bank Ltd. (1)                      42,305,810
                                                                ===============

                  SOUTH KOREA - 0.7%
         52,000   Shinsegae Co., Ltd.                                24,543,034
                                                                ===============

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

                  SPAIN - 4.2%
      2,590,250   Banco Bilbao Vizcaya Argentaria
                    S.A. (1)                                    $    41,884,343
        630,329   Iberdrola S.A. (1)                                 25,286,845
        727,800   Inditex S.A. (2)                                   30,727,902
        612,648   Telefonica S.A. (1)                                43,798,206
                                                                ---------------
                                                                    141,697,296
                                                                ===============
                  SWEDEN - 3.1%
      1,425,584   Getinge A.B. (2)                                   29,177,019
        675,630   Hennes & Mauritz A.B. (2)                          27,469,813
      2,797,430   Sandvik A.B. (1)                                   28,885,982
      1,904,820   Svenska Cellulosa A.B. (2)                         20,036,670
                                                                ---------------
                                                                    105,569,484
                                                                ===============
                  SWITZERLAND - 10.3%
      2,626,010   ABB Ltd.                                           50,944,594
         20,000   Givaudan S.A. (2)                                  16,748,312
        148,000   Lonza Group A.G. (2)                               18,617,761
        962,075   Nestle S.A. (1)                                    41,357,391
        533,000   Nobel Biocare Holding A.G. (2)                     17,874,157
        359,600   Roche Holding A.G.                                 27,982,238
        330,000   Sonova Holding A.G. (2)                            21,570,752
        136,623   Swatch Group A.G. (2)                              25,283,760
        150,820   Swiss Life Holding A.G. (2)                        21,953,436
        685,009   Swiss Reinsurance (1)                              37,083,647
        592,898   Syngenta A.G.                                      25,091,443
        305,158   Synthes, Inc. (2)                                  42,325,439
                                                                ---------------
                                                                    346,832,930
                                                                ===============
                  TAIWAN - 1.7%
      5,175,000   Hon Hai Precision Industry Co.,
                    Ltd. (2)                                         18,554,558
      3,962,008   Taiwan Semiconductor
                    Manufacturing Co., Ltd. (1)                      37,124,015
                                                                ---------------
                                                                     55,678,573
                                                                ===============
                  UNITED KINGDOM - 8.1%
        491,559   BG Group PLC (1)                                   44,378,143
        596,400   British American Tobacco PLC (1)                   36,976,800
        600,000   HSBC Holdings PLC (1)                              48,498,000
        732,620   Reckitt Benckiser Group PLC (2)                    35,614,473
     11,413,528   Sage Group PLC (2)                                 40,081,625
      1,946,400   Tesco PLC (1)                                      40,341,476
      1,135,566   Vodafone Group PLC                                 25,096,009
                                                                ---------------
                                                                    270,986,526
                                                                ===============
                  UNITED STATES - 3.1%
        737,010   Aflac, Inc. (2)                                    43,299,338
        612,990   Mettler-Toledo International, Inc.* (2)            60,073,020
                                                                ---------------
                                                                    103,372,358
                                                                ===============
                  TOTAL COMMON STOCKS (ADR'S)
                  (COST $2,990,411,459) - 90.8%                   3,048,337,903
                                                                ===============

                  SHORT-TERM INVESTMENTS - 9.1%
                  U.S. GOVERNMENT AND AGENCIES
                  Federal Home Loan Bank
   $305,744,000   0.100%, 10/01/08                                  305,744,000
                                                                ===============

                  TOTAL SHORT-TERM INVESTMENTS
                  (COST $305,744,000) - 9.1%                        305,744,000
                                                                ===============

                  COLLATERAL INVESTMENT FOR
                  SECURITIES ON LOAN
                  (COST $296,351,009) -8.8%                         296,351,009
                                                                ===============

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

                  TOTAL INVESTMENTS
                  (COST $3,592,506,468) - 108.7%                $ 3,650,432,912

                  Liabilities less other assets - (8.7)%           (291,841,042)
                                                                ---------------

                  TOTAL NET ASSETS - 100.0%                     $ 3,358,591,870
                                                                ===============

                  (equivalent to $28.67 per share;
                  unlimited shares of $1.00 par value
                  capital shares authorized; 117,161,064
                  shares outstanding)

                  ADR - American Depositary Receipt
                  PLC - Public Limited Company
                  *Non-income producing security
                  (1)Security on Loan, see accompanying
                     Notes for collateral pool detail.
                  (2)Non ADR

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

UMB SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

                COMMON STOCKS (ADR'S) - 85.2%
                AUSTRALIA - 2.0%
      5,455     St. George Bank Ltd.                                 $   246,126
                                                                     ===========
                BRAZIL - 1.6%
      7,100     Empresa Brasileira de Aeronautica S.A.                   191,771
                                                                     ===========
                CANADA - 5.4%
      4,130     Canadian Pacific Railway Ltd.(2)                         222,442
     17,930     Oilexco, Inc.*(2)                                        176,231
      5,220     Shoppers Drug Mart Corp.(2)                              252,113
                                                                     -----------
                                                                         650,786
                                                                     ===========
                CHILE - 2.9%
      6,810     Sociedad Quimica y Minera de Chile S.A.                  171,680
      4,970     Vina Concha y Toro S.A.                                  174,994
                                                                     -----------
                                                                         346,674
                                                                     ===========
                FINLAND - 2.0%
     10,860     Sampo OYJ(2)                                             246,538
                                                                     ===========
                FRANCE - 6.2%
      4,310     Dassault Systemes S.A.                                   232,395
      2,400     Essilor International S.A.(2)                            119,604
      2,310     Neopost S.A.(2)                                          217,342
      3,380     Technip S.A.                                             186,918
                                                                     -----------
                                                                         756,259
                                                                     ===========
                GERMANY - 6.2%
      7,950     Adidas A.G.                                              210,889
      2,155     Bijou Brigitte A.G.(2)                                   209,914
      3,790     Fresenius Medical Care A.G. & Co. KGaA                   196,853
      1,700     Pfeiffer Vacuum Technology A.G.(2)                       136,075
                                                                     -----------
                                                                         753,731
                                                                     ===========
                GREECE - 1.7%
      9,000     Coca Cola Hellenic Bottling Co., S.A.                    200,160
                                                                     ===========
                HONG KONG - 2.6%
     15,150     CLP Holdings Ltd.                                        121,659
     12,350     Wing Hang Bank Ltd.                                      187,850
                                                                     -----------
                                                                         309,509
                                                                     ===========
                HUNGARY - 3.2%
      9,410     Magyar Telekom Telecommunications PLC                    219,065
      3,860     MOL Hungarian Oil and Gas Rt.                            174,218
                                                                     -----------
                                                                         393,283
                                                                     ===========
                IRELAND - 4.5%
     23,000     Anglo Irish Bank Corp. PLC                               125,996
     25,000     Irish Life & Permanent PLC(2)                            175,095
     11,100     Ryanair Holdings PLC*                                    248,973
                                                                     -----------
                                                                         550,064
                                                                     ===========
                ITALY - 5.5%
     11,765     Benetton Group S.p.A.                                    215,991
     10,345     Finmeccanica S.p.A.(2)                                   223,758
     10,045     Luxottica Group S.p.A.                                   230,935
                                                                     -----------
                                                                         670,684
                                                                     ===========

UMB SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

                JAPAN - 7.8%
     13,900     Asahi Breweries Ltd.(2)                              $   244,054
     15,595     Nidec Corp.                                              237,824
      2,200     SMC Corp.(2)                                             229,623
      2,800     Terumo Corp.(2)                                          146,322
      1,090     Yamada Denki Co., Ltd.(2)                                 82,769
                                                                     -----------
                                                                         940,592
                                                                     ===========
                LUXEMBOURG - 1.3%
      2,360     Millicom International Cellular S.A.(2)                  162,061
                                                                     ===========
                NETHERLANDS - 1.7%
      4,485     Koninklijke Vopak N.V.(2)                                210,535
                                                                     ===========
                NORWAY - 1.3%
      8,000     Tandberg ASA(2)                                          108,316
      1,580     Yara International ASA                                    54,250
                                                                     -----------
                                                                         162,566
                                                                     ===========
                SWEDEN - 2.9%
      7,505     Getinge A.B.(2)                                          153,603
     19,435     Svenska Cellulosa A.B.                                   201,381
                                                                     -----------
                                                                         354,984
                                                                     ===========
                SWITZERLAND - 13.6%
        310     Givaudan S.A.(2)                                         259,599
         11     Lindt & Spruengli A.G.(2)                                298,495
      4,750     Nobel Biocare Holdings A.G.(2)                           159,291
      2,200     Schindler Holding A.G.(2)                                132,778
     22,390     SGS S.A.                                                 261,193
      1,010     Swatch Group A.G.(2)                                     186,913
      1,155     Swiss Life Holding A.G.*(2)                              168,122
      1,255     Synthes, Inc.(2)                                         174,069
                                                                     -----------
                                                                       1,640,460
                                                                     ===========
                UNITED KINGDOM - 10.8%
      7,830     AMEC PLC(2)                                               90,049
     21,410     Capita Group PLC(2)                                      267,159
     35,500     Informa PLC(2)                                           200,730
      4,370     Premier Oil PLC*(2)                                       76,445
     17,225     Sage Group PLC                                           239,848
      1,325     Shire PLC                                                 63,269
      1,325     Smith & Nephew PLC                                        70,344
      8,750     Willis Group Holdings Ltd.(2)                            282,276
                                                                     -----------
                                                                       1,290,120
                                                                     ===========
                UNITED STATES - 2.0%
      2,450     Mettler-Toledo International, Inc.*(2)                   240,100
                                                                     ===========
                TOTAL COMMON STOCKS (ADR'S)
                (COST $13,227,803) - 85.2%                            10,317,003
                                                                     ===========
                SHORT-TERM INVESTMENTS - 13.9%
                U.S. GOVERNMENT AND AGENCIES
                Federal Home Loan Bank
$ 1,679,000     0.100%, 10/01/08                                       1,679,000
                                                                     ===========
                TOTAL SHORT-TERM INVESTMENTS
                (COST $1,679,000) - 13.9%                              1,679,000
                                                                     ===========

UMB SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


       NUMBER
  OF SHARES/PRINCIPAL                                                  VALUE
  -------------------                                                  -----

                TOTAL INVESTMENTS
                (COST $14,906,803) - 99.1%                           $11,996,003

                Other assets less liabilities - 0.9%                     110,843
                                                                     -----------
                TOTAL NET ASSETS - 100.0%                            $12,106,846
                                                                     ===========

                (equivalent to $8.05 per share;
                unlimited shares of $1.00 par value
                capital shares authorized; 1,504,588
                shares outstanding)

                ADR - American Depositary Receipt
                PLC - Public Limited Company
                *Non-income producing security
                (2)Non ADR

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

   PRINCIPAL
    AMOUNT                                                             VALUE
    ------                                                             -----
                CORPORATE BONDS - 21.3%
                Anheuser-Busch Cos., Inc.
$     750,000   5.750%, 04/01/10                                  $     752,598
    1,000,000   4.700%, 04/15/12                                        922,912
                AT&T, Inc.
    2,000,000   6.250%, 03/15/11                                      2,022,420
                Berkshire Hathaway, Inc.
      575,000   3.375%, 10/15/08                                        574,770
    1,000,000   4.200%, 12/15/10                                      1,016,167
                General Electric Corp.
    1,500,000   6.875%, 11/15/10                                      1,505,388
                Hewlett-Packard Co.
    2,000,000   4.500%, 03/01/13                                      1,923,646
                International Business Machines Corp. (1)
      500,000   7.500%, 06/15/13                                        548,334
                JP Morgan Chase & Co.
    3,500,000   5.600%, 06/01/11                                      3,454,479
                Lincoln National Corp.
    1,000,000   4.750%, 02/15/14                                        945,791
                M&I Bank
      363,636   2.900%, 08/18/09                                        354,315
                Northern Trust Co.
      465,000   7.100%, 08/01/09                                        468,923
                Verizon Virginia, Inc.
    3,000,000   4.625%, 03/15/13                                      2,763,630
                Wal-Mart Stores, Inc. (1)
    2,000,000   5.000%, 04/05/12                                      2,049,230
                                                                  -------------
                TOTAL CORPORATE BONDS
                (COST $19,792,084) - 21.3%                           19,302,603
                                                                  =============

                U.S. GOVERNMENT AND AGENCIES - 77.9%
                FEDERAL FARM CREDIT BANK - 12.4%
    3,000,000   5.250%, 09/13/10(1)                                   3,102,876
    2,875,000   4.700%, 10/20/10(1)                                   2,952,996
    4,000,000   4.875%, 02/18/11                                      4,131,792
    1,000,000   5.000%, 09/04/13                                      1,036,841
                                                                  -------------
                TOTAL FEDERAL FARM CREDIT BANK                       11,224,505
                                                                  =============

                FEDERAL HOME LOAN BANK - 11.7%
    2,543,000   0.100%, 10/01/08                                      2,543,000
    2,000,000   5.250%, 01/16/09(1)                                   2,012,204
    1,000,000   3.000%, 06/18/09                                        998,856
    2,000,000   4.000%, 11/13/09                                      2,017,720
    2,000,000   4.250%, 06/11/10                                      2,020,788
    1,000,000   3.750%, 06/14/13                                        984,709
                                                                  -------------
                TOTAL FEDERAL HOME LOAN BANK                         10,577,277
                                                                  =============

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.4%
    1,250,000   4.375%, 07/30/09                                      1,260,405
                                                                  =============

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

   PRINCIPAL
    AMOUNT                                                             VALUE
    ------                                                             -----
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.6%
$   5,000,000   5.250%, 01/15/09(1)                               $   5,028,760
    4,000,000   2.500%, 04/09/10(1)                                   3,962,108
    2,000,000   2.750%, 04/11/11(1)                                   1,976,690
    1,300,000   5.375%, 11/15/11(1)                                   1,374,825
                                                                  -------------
                TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION          12,342,383
                                                                  =============

                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.4%
          272   6.500%, 02/20/09                                            277
          608   7.500%, 03/20/09                                            620
        1,725   6.000%, 05/15/09                                          1,756
            6   7.000%, 05/15/09                                              6
       11,600   6.500%, 10/15/11                                         12,101
        9,349   6.000%, 02/20/13                                          9,652
        2,360   6.000%, 03/15/13                                          2,439
        5,637   6.000%, 06/15/13                                          5,827
        5,664   6.000%, 01/20/16                                          5,844
      115,146   5.500%, 04/20/16                                        118,250
       17,527   7.000%, 07/20/16                                         18,421
       89,839   6.000%, 08/15/16                                         92,872
       88,511   6.000%, 08/15/16                                         91,499
      247,440   5.500%, 09/20/16                                        254,109
      505,993   5.500%, 11/15/16                                        521,056
        4,625   5.500%, 12/20/16                                          4,750
      362,679   5.500%, 01/15/17                                        372,996
       11,802   6.000%, 02/15/17                                         12,211
      315,680   5.500%, 05/20/17                                        323,982
      255,324   5.500%, 08/15/17                                        262,587
      351,018   5.500%, 08/15/17                                        361,003
      428,252   5.500%, 10/15/17                                        440,435
      285,568   5.500%, 10/20/17                                        293,077
       11,388   5.500%, 11/15/17                                         11,712
      390,942   5.500%, 11/15/17                                        402,063
       17,180   5.000%, 03/15/18                                         17,481
    1,265,694   5.000%, 04/16/18                                      1,270,187
      930,059   5.000%, 04/20/18                                        943,380
      318,555   5.500%, 07/20/18                                        326,551
       11,095   4.500%, 08/15/18                                         11,053
      249,558   5.500%, 10/20/18                                        255,823
        9,614   5.000%, 11/15/18                                          9,783
      464,257   5.500%, 06/20/19                                        475,355
       11,704   5.000%, 09/15/19                                         11,891
      238,738   5.500%, 10/20/19                                        244,445
      585,854   5.500%, 11/20/19                                        599,859
    3,500,000   5.297%, 11/16/35                                      3,470,932
    2,700,000   5.346%, 07/16/36(1)                                   2,690,712
                                                                  -------------
                TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION       13,946,997
                                                                  =============

                SMALL BUSINESS ADMINISTRATION - 0.0%
          573   9.100%, 10/01/09                                            581
        2,162   8.800%, 01/01/10                                          2,191
          738   9.450%, 02/01/10                                            751
                                                                  -------------
                TOTAL SMALL BUSINESS ADMINISTRATION                       3,523
                                                                  =============

                U.S. TREASURY SECURITIES - 23.4%
    6,000,000   3.625%, 10/31/09(1)                                   6,113,910
    2,000,000   3.250%, 12/31/09(1)                                   2,033,752
    2,000,000   2.125%, 01/31/10(1)                                   2,006,094
    2,000,000   2.125%, 04/30/10(1)                                   2,009,532
    3,000,000   2.375%, 08/31/10                                      3,023,907
    1,000,000   3.875%, 09/15/10                                      1,038,750

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


   PRINCIPAL
    AMOUNT                                                             VALUE
    ------                                                             -----

$   5,000,000   2.750%, 02/28/13(1)                               $   4,975,785
                                                                  -------------
                TOTAL U.S. TREASURY SECURITIES                       21,201,730
                                                                  =============

                TOTAL U.S. GOVERNMENT AND AGENCIES
                (COST $70,383,453) - 77.9%                           70,556,820
                                                                  =============

                COLLATERAL INVESTMENT FOR
                SECURITIES ON LOAN
                (COST $46,198,935) - 51.0%                           46,198,935
                                                                  =============
                TOTAL INVESTMENTS
                (COST $136,374,472) - 150.2%                        136,058,358

                Liabilities less other assets - (50.2)%             (45,428,892)
                                                                  -------------
                TOTAL NET ASSETS - 100.0%                         $  90,629,466
                                                                  =============
                (equivalent to $10.93 per share;
                unlimited shares of $1.00 par value
                capital shares authorized; 8,293,794
                shares outstanding)

                (1)Security on Loan, see accompanying
                Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

UMB SCOUT FEDERAL MONEY MARKET
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


 PRINCIPAL
  AMOUNT                                                                VALUE
-----------                                                             -----
               U.S. GOVERNMENT AND AGENCIES - 99.9%
               FEDERAL AGRICULTURAL MORTGAGE CORPORATION - 15.7%
$ 11,500,000   0.250%, 10/01/08                                     $ 11,500,000
   9,000,000   0.500%, 10/03/08                                        8,999,750
   5,000,000   0.500%, 10/06/08                                        4,999,653
   3,000,000   2.360%, 10/08/08                                        2,998,623
  11,000,000   2.320%, 10/10/08                                       10,994,412
   7,200,000   2.360%, 10/14/08                                        7,193,864
   8,000,000   2.100%, 10/23/08                                        7,991,567
   7,500,000   2.380%, 11/03/08                                        7,483,637
   1,000,000   2.250%, 11/06/08                                          997,750
                                                                    ------------
               TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION        63,159,256
                                                                    ============
               FEDERAL FARM CREDIT BANK - 12.8%
  21,000,000   0.250%, 10/02/08                                       20,999,589
   5,800,000   0.500%, 10/03/08                                        5,799,741
     506,000   2.030%, 10/08/08                                          505,800
  11,320,000   0.700%, 10/09/08                                       11,318,271
     170,000   1.000%, 10/10/08                                          169,958
     300,000   2.050%, 10/14/08                                          299,778
   2,942,000   0.050%, 10/17/08                                        2,941,935
     600,000   1.000%, 10/20/08                                          599,683
     175,000   2.000%, 11/07/08                                          174,640
   3,000,000   4.875%, 11/20/08                                        3,010,403
     745,000   2.000%, 11/24/08                                          742,765
   2,000,000   3.300%, 01/23/09                                        2,003,939
   3,000,000   4.250%, 01/26/09                                        3,015,624
                                                                    ------------
               TOTAL FEDERAL FARM CREDIT BANK                         51,582,126
                                                                    ============

               FEDERAL HOME LOAN BANK - 41.5%
  43,721,000   0.100%, 10/01/08                                       43,721,001
  13,790,000   2.090%, 10/03/08                                       13,788,417
   7,825,000   2.050%, 10/06/08                                        7,823,314
  11,909,000   1.900%, 10/08/08                                       11,904,276
   2,240,000   0.750%, 10/09/08                                        2,239,521
     820,000   0.730%, 10/10/08                                          819,850
  10,123,000   2.050%, 10/15/08                                       10,114,813
   2,129,000   2.000%, 10/16/08                                        2,127,226
  26,505,000   2.050%, 10/17/08                                       26,500,162
   3,316,000   2.100%, 10/22/08                                        3,312,054
   2,549,000   2.160%, 10/24/08                                        2,545,188
     237,000   2.070%, 10/29/08                                          236,618
   5,000,000   2.270%, 10/30/08                                        5,000,000
     532,000   0.750%, 10/31/08                                          531,667
   7,349,000   2.500%, 11/03/08                                        7,334,853
   3,974,000   2.100%, 11/14/08                                        3,963,800
     331,000   2.500%, 11/28/08                                          329,667
   3,620,000   4.750%, 12/12/08                                        3,636,313
   6,000,000   2.300%, 01/15/09                                        5,995,833

UMB SCOUT FEDERAL MONEY MARKET
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


 PRINCIPAL
  AMOUNT                                                                VALUE
-----------                                                             -----
$  1,500,000   2.500%, 01/22/09                                     $  1,499,235
   4,000,000   2.560%, 02/13/09                                        3,995,685
   1,000,000   2.250%, 03/13/09                                          997,845
     455,000   3.200%, 03/13/09                                          448,408
   3,000,000   2.200%, 04/03/09                                        2,995,282
   3,000,000   2.540%, 04/28/09                                        2,995,731
   2,000,000   2.550%, 05/07/09                                        1,996,248
                                                                    ------------
               TOTAL FEDERAL HOME LOAN BANK                          166,853,007
                                                                    ============

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.4%
   1,006,000   0.350%, 10/01/08                                        1,006,000
   3,000,000   2.081%, 10/03/08                                        2,999,653
     907,000   0.300%, 10/10/08                                          906,932
   2,500,000   2.150%, 10/14/08                                        2,498,059
   1,500,000   1.500%, 10/17/08                                        1,499,000
   1,000,000   0.600%, 10/20/08                                          999,683
   5,330,000   2.100%, 10/27/08                                        5,323,838
     511,000   2.200%, 10/28/08                                          510,176
   1,374,000   1.850%, 10/31/08                                        1,371,882
   2,708,000   2.100%, 11/04/08                                        2,702,699
   1,250,000   2.110%, 11/07/08                                        1,247,289
   9,113,000   2.190%, 11/10/08                                        9,090,214
     300,000   2.200%, 11/14/08                                          299,193
  11,500,000   2.300%, 11/17/08                                       11,465,468
                                                                    ------------
               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION           41,920,086
                                                                    ============

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.8%
     655,000   0.500%, 10/01/08                                          655,000
   7,936,000   2.080%, 10/08/08                                        7,933,199
   5,170,000   2.050%, 10/14/08                                        5,167,071
     115,000   0.500%, 10/16/08                                          114,976
     100,000   2.000%, 10/22/08                                           99,883
   7,821,000   2.080%, 11/03/08                                        7,805,828
  11,686,000   2.500%, 11/04/08                                       11,660,689
   7,165,000   2.380%, 11/05/08                                        7,150,386
  23,042,000   2.080%, 11/07/08                                       22,992,870
                                                                    ------------
               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION            63,579,902
                                                                    ============

               U.S. TREASURY SECURITIES - 3.7%
  15,000,000   1.511%, 10/02/08                                       14,999,359
                                                                    ============

               TOTAL U.S. GOVERNMENT AND AGENCIES
               (COST $402,093,736) - 99.9%                           402,093,736
                                                                    ============
               TOTAL INVESTMENTS
               (COST $402,093,736) - 99.9%                           402,093,736

               Other assets less liabilities - 0.1%                      514,445
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $402,608,181
                                                                    ============
               (equivalent to $1.00 per share;
               unlimited shares of $0.01 par value
               capital shares authorized; 402,654,385
               shares outstanding)

               Valuation of securities is on the basis
               of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

UMB SCOUT PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

   PRINCIPAL
    AMOUNT                                                           VALUE
    ------                                                           -----

                COMMERCIAL PAPER - 57.7%
                Alaska Housing Finance Corp.
$  11,148,000   2.580%, 11/04/08                                  $  11,120,836
                American Honda Finance Corp.
    1,247,000   2.700%, 10/01/08                                      1,247,000
   20,000,000   2.210%, 10/06/08                                     19,993,861
                Automatic Data Processing, Inc.
   21,700,000   2.000%, 10/01/08(3)                                  21,700,000
                Becton Dickinson & Co.
   10,000,000   2.050%, 10/06/08                                      9,997,153
   10,000,000   2.150%, 10/23/08                                      9,986,861
                Brown University
   21,000,000   2.210%, 10/03/08                                     20,997,422
                Cargill, Inc.
   22,000,000   3.100%, 10/08/08 (3)                                 21,986,739
                City of Austin, TX
    6,585,000   2.429%, 10/08/08                                      6,581,307
                County of St. Joseph, IN
    3,300,000   2.480%, 10/08/08                                      3,298,409
                Danaher Corp.
   10,000,000   0.750%, 10/01/08                                     10,000,000
    7,155,000   2.100%, 10/17/08                                      7,148,322
                Dover Corp.
   20,000,000   0.750%, 10/01/08 (3)                                 20,000,000
   10,000,000   2.020%, 10/10/08 (3)                                  9,994,950
                El Du Pont de Nemours & Co.
   10,000,000   2.100%, 10/20/08 (3)                                  9,988,917
    2,115,000   2.150%, 11/10/08 (3)                                  2,109,948
                Emerson Electric Co.
    8,000,000   2.000%, 10/30/08 (3)                                  7,987,111
   10,000,000   2.050%, 11/07/08 (3)                                  9,978,930
                FLP Group Capital, Inc.
   20,000,000   3.200%, 10/15/08 (3)                                 19,975,111
    2,500,000   3.780%, 10/24/08 (3)                                  2,493,963
                Hewlett-Packard Co.
    5,000,000   2.750%, 10/01/08 (3)                                  5,000,000
    5,000,000   2.750%, 10/02/08 (3)                                  4,999,618
    3,000,000   2.750%, 10/10/08 (3)                                  2,997,937
    8,000,000   2.550%, 11/10/08 (3)                                  7,977,333
                Johnson & Johnson
    1,130,000   2.100%, 10/01/08 (3)                                  1,130,000
   10,000,000   2.000%, 10/21/08 (3)                                  9,988,889
   10,000,000   2.030%, 11/03/08 (3)                                  9,981,392
                Legget & Platt, Inc
      628,000   4.250%, 10/02/08 (3)                                    627,921
                Leland Stanford JR University
    5,500,000   2.250%, 10/07/08                                      5,497,937
                Medtronic, Inc.
   10,000,000   2.030%, 10/14/08 (3)                                  9,992,669
    8,959,000   2.010%, 10/20/08 (3)                                  8,949,496

UMB SCOUT PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

   PRINCIPAL
    AMOUNT                                                           VALUE
    ------                                                           -----
                Merck & Co., Inc./NJ
$   1,000,000   2.100%, 10/06/08                                  $     999,708
   10,000,000   1.500%, 10/15/08                                      9,994,167
                Nebraska Public Power District
   16,000,000   2.430%, 10/08/08                                     15,992,440
                Nestle Capital Corp.
    1,200,000   2.000%, 10/06/08                                      1,199,667
   10,000,000   2.020%, 10/14/08                                      9,992,706
                Northern Illinois Gas Co.
   12,200,000   5.000%, 10/01/08                                     12,200,000
                PepsiCo, Inc./NC
   10,000,000   2.040%, 10/09/08                                      9,995,467
   10,000,000   2.000%, 10/21/08                                      9,988,889
                Pfizer, Inc.
   10,000,000   1.350%, 10/07/08 (3)                                  9,997,750
                Procter & Gamble Co.
    2,000,000   2.030%, 10/02/08 (3)                                  1,999,887
                South Carolina Public Service Authority
   22,500,000   2.460%, 10/09/08                                     22,487,700
                Stanley Works
      855,000   1.000%, 10/01/08 (3)                                    855,000
   10,000,000   2.070%, 10/15/08 (3)                                  9,991,950
                Toronto-Dominion Holdings USA, Inc.
   10,000,000   2.375%, 10/08/08 (3)                                  9,995,382
                Toyota Motor Credit Corp.
   10,000,000   2.230%, 10/10/08                                      9,994,425
   10,000,000   2.360%, 11/10/08                                      9,973,778
                Vanderbilt University
    1,153,000   2.380%, 10/09/08                                      1,152,390
                Wal-Mart Stores, Inc.
   20,000,000   2.077%, 11/12/08 (3)                                 19,951,350
                Wells Fargo & Co.
   10,000,000   2.430%, 10/07/08                                      9,995,950
    7,000,000   2.520%, 10/17/08                                      6,992,160
                Yale University
   20,000,000   3.100%, 10/14/08                                     19,977,611
                                                                  -------------
                TOTAL COMMERCIAL PAPER
                (COST $497,458,409) - 57.7%                         497,458,409
                                                                  =============

                MUNICIPAL BONDS - 3.3%
                City of Colorado Springs, CO
   20,000,000   Variable Rate, 11/01/27, callable                    20,000,000
                Groton City, CT
    4,500,000   5.000% 10/09/08                                       4,500,028
                Iowa Finance Authority
    3,100,000   Variable Rate, 07/01/37, callable                     3,100,000
                Saginaw County, MI
      856,000   Variable Rate, 03/01/10, callable                       856,000
                                                                  -------------
                TOTAL MUNICIPAL BONDS
                (COST $28,456,028) - 3.3%                            28,456,028
                                                                  =============

                U.S. GOVERNMENT AND AGENCIES - 39.0%
                FEDERAL AGRICULTURAL MORTGAGE CORPORATION - 5.4%
    3,510,000   0.250%, 10/01/08                                      3,510,000
    9,000,000   0.500%, 10/03/08                                      8,999,750
    7,500,000   2.320%, 10/10/08                                      7,495,650
   15,000,000   2.100%, 10/23/08                                     14,980,750
   11,920,000   2.500%, 12/11/08                                     11,861,228
                                                                  -------------

                TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION      46,847,378
                                                                  =============

UMB SCOUT PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

   PRINCIPAL
    AMOUNT                                                           VALUE
    ------                                                           -----
                FEDERAL FARM CREDIT BANK - 1.1%
$   1,800,000   0.250%, 10/02/08                                  $   1,799,988
    2,700,000   0.500%, 10/03/08                                      2,699,925
    1,200,000   1.000%, 10/15/08                                      1,199,533
    4,000,000   4.250%, 01/26/09                                      4,020,831
                                                                  -------------
                TOTAL FEDERAL FARM CREDIT BANK                        9,720,277
                                                                  =============

                FEDERAL HOME LOAN BANK - 27.4%
   61,765,000   0.342%, 10/01/08                                     61,765,000
    1,525,000   0.500%, 10/02/08                                      1,524,989
   10,000,000   2.090%, 10/03/08                                      9,998,839
    3,550,000   1.486%, 10/07/08                                      3,548,926
    1,503,000   1.900%, 10/08/08                                      1,502,445
    5,000,000   4.625%, 10/10/08                                      5,003,005
    6,079,000   2.050%, 10/15/08                                      6,074,154
    4,850,000   2.050%, 10/17/08                                      4,845,581
    8,000,000   2.214%, 10/20/08                                      7,990,104
    5,000,000   2.150%, 10/21/08                                      4,994,028
    3,000,000   2.100%, 10/22/08                                      2,996,325
    8,365,000   2.160%, 10/24/08                                      8,353,456
   10,791,000   1.993%, 10/27/08                                     10,774,869
    3,229,000   2.050%, 10/28/08                                      3,224,035
    2,000,000   2.270%, 10/30/08                                      2,000,000
   24,279,000   2.363%, 11/03/08                                     24,225,911
    5,000,000   2.180%, 11/05/08                                      5,000,000
    5,000,000   4.125%, 11/19/08                                      5,012,626
    5,000,000   2.550%, 11/21/08                                      4,981,938
   10,000,000   Variable Rate, 12/01/08                              10,000,000
    4,000,000   4.750%, 12/12/08                                      4,018,194
    5,000,000   2.250%, 01/07/09                                      4,992,498
   10,000,000   2.300%, 01/15/09                                      9,996,821
    5,000,000   2.150%, 01/21/09                                      4,992,237
    3,000,000   2.500%, 01/22/09                                      3,001,222
    5,000,000   2.600%, 02/06/09                                      4,999,339
    5,000,000   2.560%, 02/13/09                                      4,994,606
    3,000,000   2.200%, 04/01/09                                      2,990,574
    5,000,000   2.200%, 04/03/09                                      4,992,135
    4,000,000   2.540%, 04/28/09                                      3,994,349
    3,000,000   2.550%, 05/07/09                                      2,994,372
                                                                  -------------
                TOTAL FEDERAL HOME LOAN BANK                        235,782,578
                                                                  =============

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.0%
    5,000,000   2.300%, 10/22/08                                      4,993,292
   10,000,000   2.200%, 10/28/08                                      9,983,500
    1,168,000   2.250%, 11/17/08                                      1,164,569
   10,000,000   1.250%, 11/24/08                                      9,981,250
                                                                  -------------
                TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION         26,122,611
                                                                  =============

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.1%
      600,000   2.080%, 11/03/08                                        598,735
    7,197,000   2.276%, 11/04/08                                      7,181,395
    4,975,000   2.299%, 11/05/08                                      4,963,792
    4,095,000   2.080%, 11/07/08                                      4,086,246
    1,000,000   2.280%, 11/17/08                                        997,023
                                                                  -------------
                TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION          17,827,191
                                                                  =============

                TOTAL U.S. GOVERNMENT AND AGENCIES
                (COST $336,300,035) - 39.0%                         336,300,035
                                                                  =============

UMB SCOUT PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)

   PRINCIPAL
    AMOUNT                                                           VALUE
    ------                                                           -----
                TOTAL INVESTMENTS
                (COST $862,214,472) - 100.0%                      $ 862,214,472

                Liabilities less other assets - (0.0)%                 (433,249)
                                                                  -------------

                TOTAL NET ASSETS - 100.0%                         $ 861,781,223
                                                                  =============

                (equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 861,854,226 shares outstanding)

                (3) 144A Restricted Security

                Valuation of securities is on the basis of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


     PRINCIPAL
      AMOUNT                                                           VALUE
      ------                                                           -----
                ALASKA
                Alaska Housing Finance Corp.
  $ 1,875,000   Variable Rate, 12/01/23
                                                                    $  1,875,000
                City of Valdez, AK
      800,000   Variable Rate, 12/01/33                                  800,000
      200,000   Variable Rate, 06/01/37                                  200,000
    1,100,000   Variable Rate, 07/01/37                                1,100,000
      800,000   Variable Rate, 07/01/37                                  800,000
                Juneau City & Boro, AK
      120,000   2.750%, 11/01/08                                         120,065

                ARIZONA
                Coconino County Unified School District
                  No. 1 - Flagstaff, AZ
      500,000   3.000%, 07/01/09                                         504,819
                Mesa, AZ
      500,000   5.000%, 07/01/14                                         511,077
                Salt River Project Agricultural Improvement
                  & Power District
      300,000   6.000%, 01/01/09                                         302,974
                Salt River Project,
                Commercial Paper
    7,000,000   1.500%, 10/08/08                                       7,000,000
    1,000,000   1.570%, 11/03/08                                       1,000,000

                CALIFORNIA
                California State Department of Water Resources
    5,000,000   Variable Rate, 05/01/22                                5,000,000

                COLORADO
                Colorado Housing & Finance Authority, CO
    1,900,000   Variable Rate, 10/15/16                                1,900,000
      800,000   Variable Rate, 10/15/16                                  800,000

                CONNECTICUT
                State of Connecticut
    3,000,000   Variable Rate, 03/01/23                                3,000,000
    2,400,000   Variable Rate, 03/01/23                                2,400,000

                FLORIDA
                City of Jacksonville, FL
    4,000,000   Variable Rate, 10/01/32                                4,000,000
                JEA Florida Electric System Revenue Bond
      200,000   3.250%, 10/01/08                                         200,000
    1,000,000   Variable Rate, 10/01/38                                1,000,000

                GEORGIA
                Municipal Electric Authority of Georgia
    4,000,000   Variable Rate, 01/01/48                                4,000,000

                ILLINOIS
                Chicago Board of Education, IL
    1,500,000   Variable Rate, 03/01/32                                1,500,000
      525,000   Variable Rate, 03/01/32                                  525,000

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


     PRINCIPAL
      AMOUNT                                                           VALUE
      ------                                                           -----
                Kane & Du Page Counties Community Unit
                  School District No. 303, IL
$     500,000   3.000%, 01/01/09                                    $    501,098
                State of Illinois
    1,375,000   5.000%, 10/01/08                                       1,375,000
      500,000   5.000%, 10/01/08                                         500,000

                INDIANA
                Indiana Health Facility Financing Authority, IN
      220,000   5.000%, 11/01/29                                         225,978

                KANSAS
                Johnson & Miami Counties Unified School
                  District No. 230, KS
      375,000   3.250%, 09/01/09                                         378,208
                Johnson County Unified School District No. 229, KS
      500,000   4.000%, 10/01/08                                         500,000
    1,000,000   5.500%, 10/01/17                                       1,000,000
      300,000   5.700%, 10/01/19                                         300,000
                Kansas Development Finance Authority
      700,000   4.750%, 05/01/13                                         701,720
                Kansas State Department of Transportation, KS
    1,000,000   Variable Rate, 03/01/12                                1,000,000
    3,550,000   Variable Rate, 09/01/20                                3,550,000
      750,000   Variable Rate, 09/01/20                                  750,000
      600,000   Variable Rate, 09/01/20                                  600,000

                LOUISIANA
                State of Louisiana
      200,000   5.000%, 10/15/08                                         200,224

                MARYLAND
                Maryland Health & Higher Educational Facilities
                  Authority
    4,880,000   Variable Rate, 07/01/36                                4,880,000
                Maryland Health & Higher Educational Facilities
                  Authority, Commercial Paper
    1,000,000   1.800%, 10/14/08                                       1,000,000
                State of Maryland
      125,000   4.000%, 03/01/09                                         126,021

                MASSACHUSETTS
                Commonwealth of Massachusetts
    2,070,000   Variable Rate, 08/01/15                                2,070,000
    1,730,000   Variable Rate, 01/01/21                                1,730,000
                Massachusetts Health & Educational Facilities
                  Authority
      800,000   Variable Rate, 7/01/35                                   800,000
                Massachusetts Water Resources Authority
    4,000,000   Variable Rate, 08/01/37                                4,000,000

                MINNESOTA
                State of Minnesota
      500,000   5.000%, 11/01/17                                         501,318

                MISSISSIPPI
                State of Mississippi
      100,000   Variable Rate, 09/01/25                                  100,000

                MISSOURI
                Ladue School District, MO
      250,000   5.250%, 03/01/15                                         253,598
                Missouri Development Finance Board, MO
    2,100,000   6.000%, 04/01/21                                       2,138,930

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


     PRINCIPAL
      AMOUNT                                                           VALUE
      ------                                                           -----
                Missouri State Health & Educational Facilities
                  Authority, MO
$   1,500,000   3.000%, 04/23/09                                    $  1,508,213
      350,000   Variable Rate, 10/01/24                                  350,000
    2,300,000   Variable Rate, 09/01/30                                2,300,000
    1,000,000   Variable Rate, 09/01/30                                1,000,000
      100,000   Variable Rate, 09/01/30                                  100,000
      565,000   Variable Rate, 07/01/32                                  565,000
    5,600,000   Variable Rate, 11/01/32                                5,600,000
                Troy Reorganized School District No. 3 Lincoln
                   County, MO
      400,000   2.200%, 03/01/09                                         400,000

                NEBRASKA
                Lancaster County School District No. 1, NE
      500,000   4.000%, 01/15/09                                         503,066
                Lincoln Nebraska Electric System Revenue,
                Commercial Paper
    4,000,000   1.550%, 10/01/08                                       4,000,000
    1,500,000   1.550%, 10/07/08                                       1,500,000
                Nebraska Public Power District
      425,000   3.500%, 01/01/09                                         426,829
                Nebraska Public Power District Revenue,
                Commercial Paper
    3,400,000   1.450%, 10/02/08                                       3,400,000

                NEVADA
                Clark County School District
      250,000   5.250%, 06/15/14                                         256,074

                NEW HAMPSHIRE
                State of New Hampshire
      200,000   4.125%, 10/01/08                                         200,000

                NEW JERSEY
                New Jersey Transportation Trust Fund Authority, NJ
    1,000,000   5.250%, 12/15/08                                       1,007,233

                NEW MEXICO
                Sandoval County, NM
      735,000   4.700%, 04/01/16                                         760,236

                NEW YORK
                City of New York, NY
    6,500,000   Variable Rate, 02/15/13                                6,500,000
    2,000,000   Variable Rate, 02/15/18                                2,000,000
    2,300,000   Variable Rate, 08/15/19                                2,300,000
                New York City Municipal Water Finance Authority
      700,000   Variable Rate, 06/15/35                                  700,000

                NORTH CAROLINA
                Buncombe County, NC
      800,000   Variable Rate, 12/01/15                                  800,000
      450,000   Variable Rate, 12/01/16                                  450,000
    1,400,000   Variable Rate, 12/01/18                                1,400,000
                City of Charlotte, NC
    4,315,000   Variable Rate, 06/01/25                                4,315,000
      950,000   Variable Rate, 07/01/36                                  950,000
                County of Wake, NC
    2,640,000   Variable Rate, 04/01/19                                2,640,000
      295,000   Variable Rate, 04/01/20                                  295,000
    4,095,000   Variable Rate, 04/01/21                                4,095,000

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


     PRINCIPAL
      AMOUNT                                                           VALUE
      ------                                                           -----
                Mecklenburg County, NC
$     400,000   Variable Rate, 03/01/14                             $    400,000
      205,000   Variable Rate, 02/01/18                                  205,000
      500,000   Variable Rate, 02/01/23                                  500,000
    1,925,000   Variable Rate, 02/01/24                                1,925,000
    4,100,000   Variable Rate, 02/01/26                                4,100,000
                State of North Carolina
    1,300,000   Variable Rate, 05/01/21                                1,300,000
      300,000   Variable Rate, 05/01/21                                  300,000
                University of North Carolina at Chapel Hill
      600,000   Variable Rate, 02/15/31                                  600,000

                OHIO
                Columbus City School District
      100,000   4.250%, 12/01/08                                         100,327
                Kent City School District
      400,000   5.000%, 12/01/21                                         406,170
                State of Ohio
      345,000   5.000%, 06/15/09                                         352,826

                OKLAHOMA
                Oklahoma Turnpike Authority, OK
      100,000   5.000%, 01/01/19                                         100,757

                OREGON
                Metro, OR
      950,000   5.000%, 01/01/09                                         958,152

                PENNSYLVANIA
                Beaver County Industrial Development Authority
    3,350,000   Variable Rate, 12/01/20                                3,350,000
                Commonwealth of Pennsylvania
      100,000   5.250%, 10/01/08                                         100,000
      500,000   4.500%, 12/01/08                                         502,146
      175,000   5.000%, 05/01/09                                         178,277
    2,500,000   5.000%, 07/01/09                                       2,558,284
                County of Berks, PA
    1,145,000   6.350%, 11/15/08                                       1,151,455
                Great Valley School District Chester County
      100,000   3.250%, 02/15/09                                         100,346
                Pennsylvania Turnpike Commission
    3,900,000   Variable Rate, 12/01/38                                3,900,000
                Philadelphia School District
      560,000   Variable Rate, 09/01/30                                  560,000

                RHODE ISLAND
                Rhode Island Health & Educational Building Corp.
    3,000,000   Variable Rate, 05/01/35                                3,000,000

                SOUTH CAROLINA
                Beaufort County School District, SC
      125,000   5.125%, 03/01/12                                         126,606
                Piedmont Municipal Power Agency, SC
      400,000   6.250%, 01/01/09                                         404,162
                South Carolina Public Authority Revenue,
                Commercial Paper
      500,000   1.550%, 12/01/08                                         500,000

                SOUTH DAKOTA
                South Dakota Housing Development Authority
    6,800,000   Variable Rate, 05/01/32                                6,800,000

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
(Unaudited)


     PRINCIPAL
      AMOUNT                                                           VALUE
      ------                                                           -----
                TENNESSEE
                Metropolitan Government Nashville & Davidson County
                Health & Educational Facilities Bond
$     600,000   Variable Rate, 10/01/44                             $    600,000
      100,000   Variable Rate, 10/01/44                                  100,000
                Tennessee Local Development Authority, TN
      125,000   4.000%, 03/01/09                                         125,946

                TEXAS
                City of Dallas, TX
      100,000   5.000%, 10/01/08                                         100,000
                City of San Antonio, TX
      300,000   5.250%, 05/15/09                                         306,234
                County of Harris, TX
      250,000   5.125%, 10/01/13                                         253,973
                El Paso Independent School District, TX
    2,000,000   5.000%, 08/15/09                                       2,056,558
                Gulf Coast Waste Disposal Authority
    1,800,000   Variable Rate, 06/01/20                                1,800,000
                Harris County, TX,
                Commercial Paper
    2,000,000   4.250%, 10/07/08                                       2,000,000
    1,500,000   6.000%, 10/10/08                                       1,500,000
    4,000,000   1.600%, 11/13/08                                       4,000,000
                Richardson Independent School District, TX
      500,000   4.000%, 02/15/09                                         503,491
                San Antonio Water Works, Commercial Paper
      900,000   1.500%, 10/08/08                                         900,000
    3,000,000   1.800%, 10/10/08                                       3,000,000
                State of Texas
    1,000,000   5.500%, 10/01/08                                       1,000,000
                Texas Public Finance Authority, Commercial Paper
    4,800,000   1.450%, 10/09/08                                       4,800,000

                WASHINGTON
                County of King, WA
      925,000   Variable Rate, 01/01/32                                  925,000
                County of Spokane, WA
      300,000   4.000%, 12/01/08                                         300,988
                Energy Northwest
      900,000   Variable Rate, 07/01/17                                  900,000

                WISCONSIN
                Mukwonago, WI
      250,000   4.000%, 10/01/08                                         250,000

                TOTAL INVESTMENTS
                  (COST $177,944,379) - 97.8%                        177,944,379

                Other assets less liabilities - 2.2%                   3,913,907

                TOTAL NET ASSETS - 100.0%                           $181,858,286
                                                                    ============
                (equivalent to $1.00 per share;
                unlimited shares of $0.01 par value
                capital shares authorized; 181,940,086
                shares outstanding)

                Valuation of securities is on the basis of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following nine diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Mid Cap Fund ("Mid Cap"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout International Fund ("International"), UMB Scout International Discovery Fund ("International Discovery"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund", or collectively as the "Funds"). Prior to October 2006, the International Fund was known as the UMB Scout WorldWide Fund.

The Funds' investment objectives are as follows:

FUND                                      INVESTMENT OBJECTIVE

Stock                                     Long-term growth of capital and income
Mid Cap                                   Long-term growth of capital
Small Cap                                 Long-term growth of capital
International                             Long-term growth of capital and income
International Discovery                   Long-term growth of capital
Bond                                      Maximum current income consistent with
                                          quality and maturity standards
Money Market - Federal Portfolio          Maximum income consistent with safety
                                          of principal and liquidity
Money Market - Prime Portfolio            Maximum income consistent with safety
                                          of principal and liquidity
Tax-Free Money Market                     Highest level of income exempt from
                                          federal income tax consistent with
                                          quality and maturity standards

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a) SECURITY VALUATIONS -- Each security listed on an exchange, except Nasdaq National Market(R) and Nasdaq SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and Nasdaq SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

If the market price of a portfolio security is not readily available, or the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds' advisor will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the UMB Scout International Fund and UMB Scout International Discovery Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. These Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Funds adopted FAS 157 during fiscal 2008. Under FAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

o    Level 1 - quoted prices in active markets for identical securities
o    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)
o    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market holdings are valued using amortized cost under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

         The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets:


------------------ ------------- -------------- ---------- ---------------
                      Level 1       Level 2       Level 3       Total
------------------ ------------- -------------- ---------- ---------------
Stock              $120,171,180             --       -     $  120,171,180
--------------------------------------------------------------------------
Mid Cap              37,896,261             --       -         37,896,261
--------------------------------------------------------------------------
Small Cap           604,870,171             --       -        604,870,171
--------------------------------------------------------------------------
International       401,803,443   $2,952,278,460     -      3,354,081,903
--------------------------------------------------------------------------
International
  Discovery           1,679,000       10,317,003     -         11,996,003
--------------------------------------------------------------------------
Bond                  2,543,000       87,316,423     -         89,859,423
--------------------------------------------------------------------------
Federal MM                 --        402,093,736     -        402,093,736
--------------------------------------------------------------------------
Prime MM                   --        862,214,472     -        862,214,472
--------------------------------------------------------------------------
Tax-Free MM                --        177,944,379     -        177,944,379
--------------------------------------------------------------------------

b) FOREIGN CURRENCY -- Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

a. Market value of investment securities, other than assets and liabilities -- at the closing rate of exchange on September 30, 2008

b. Purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

c) SECURITIES LENDING -- Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statement of Assets and Liabilities. The cash collateral is maintained on each Fund's behalf by the lending agent and is invested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates) and money market funds. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the invested collateral has declined in value, the Fund could lose money. The Fund has arranged for the lending agent to bear the risk of a borrower's failure to return borrowed securities, or delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

     As of September 30, 2008, the value of securities loaned and the payable on collateral due to broker were as follows:


                                     Market Value             Payable on
                                     of Securities            Collateral
Fund                                    Loaned               Due to Broker
------------------------           ------------------       ---------------

Stock                                $ 13,543,221             $ 14,198,592
International                         282,845,717              296,351,009
Bond                                   44,108,388               46,198,935





Cash collateral was jointly pooled and invested in the following securities as of September 30, 2008:


                                               Stock     International        Bond         Total
                                            -------------------------------------------------------

General Electric Capital Corp.            $    594,678   $ 12,412,029   $  1,934,943   $ 14,941,650
3.216%, 10/24/08
Greenwich Capital Holdings                     597,000     12,460,500      1,942,500     15,000,000
7.500%, 10/01/08
ING USA Annuity & Life                         597,000     12,460,500      1,942,500     15,000,000
3.826%, 10/01/08
International Business Machines Corp.          796,000     16,614,000      2,590,000     20,000,000
2.476%, 10/02/08
JP Morgan                                      597,000     12,460,500      1,942,500     15,000,000
2.496%, 10/01/08
National Rural Utilities
  Cooperative Finance Corp.                    796,000     16,614,000      2,590,000     20,000,000
2.506%, 10/01/08
Provident Temp Cash                          6,170,271    128,785,027     20,076,635    155,031,933
2.918%, 10/01/08
Provident Temp Cash                          2,718,739     56,745,136      8,846,148     68,310,023
2.788%, 10/01/08
Societe Generale                               597,000     12,460,500      1,942,500     15,000,000
2.486%, 10/01/08
Wells Fargo & Co.                              595,621     12,431,716      1,938,013     14,965,350
2.898%, 10/20/08
WestLB AG/New York                             139,283      2,907,101        453,196      3,499,580
2.558%, 10/09/08
                                          ---------------------------------------------------------
                                          $ 14,198,592   $296,351,009   $ 46,198,935   $356,748,536
                                          =========================================================

d) FEDERAL INCOME TAXES - At September 30, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:


                                                                                                     Net
                                                            Gross               Gross             Unrealized
                                        Cost of            Unrealized         Unrealized          Appreciation
                                    Investments for     Appreciation for  (Depreciation) for   (Depreciation) for
                                      Federal Tax         Federal Tax         Federal Tax         Federal Tax
Fund                                   Purposes             Purposes           Purposes             Purposes
----                                -------------------------------------------------------------------------------
UMB Scout Stock                     $   130,889,492      $   8,869,384     $  (5,389,104)        $  3,480,280
UMB Scout Mid Cap                        41,711,041            553,432        (4,368,212)          (3,814,780)
UMB Scout Small Cap                     620,103,090         32,746,196       (47,979,115)         (15,232,919)
UMB Scout International               3,592,746,785        557,434,838      (499,748,711)          57,686,127
UMB Scout International Discovery        14,923,792             94,097        (3,021,886)          (2,927,789)
UMB Scout Bond                          136,380,134            486,522          (808,298)            (321,776)
UMB Scout Money Market - Federal        402,093,736                  -                 -                    -
UMB Scout Money Market - Prime          862,214,472                  -                 -                    -
UMB Scout Tax-Free Money Market         177,944,379                  -                 -                    -


The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


e) AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

f) USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

g) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

h) MULTIPLE SHARE CLASS - MONEY MARKET FUNDS -- The UMB Scout Money Market Fund - Federal Portfolio, UMB Scout Money Market Fund - Prime Portfolio, and UMB Scout Tax-Free Money Market Fund each offer two classes of shares (Investor Class and Service Class). The Service Class shares are subject to a 0.50% shareholder servicing fee (listed as distribution fees on the financial statements). The Investor Class shares have no shareholder servicing fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Funds

/s/ JAMES L. MOFFETT
------------------------------
James L. Moffett
Principal Executive Officer
November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ JAMES L. MOFFETT
------------------------------
James L. Moffett
Principal Executive Officer
November 18, 2008

/s/ C. WARREN GREEN
------------------------------
C. Warren Green
Principal Financial Officer
November 18, 2008